Segment Reporting	6 Months Ended
Jun. 30, 2019
Segment Reporting
Segment Reporting

20. Segment Reporting

The Group determines its operating segments from both business and geographic perspectives as follows:

(i)

Innovation Platform (Drug R&D): focuses on discovering, developing and commercializing targeted therapeutics in oncology and autoimmune diseases, and the provision of research and development services; and

(ii)

Commercial Platform: comprises of the manufacture, marketing and distribution of prescription and over‑the‑counter pharmaceuticals in the PRC as well as consumer health products through Hong Kong. The Commercial Platform is further segregated into two core business areas:

(a)	Prescription Drugs: comprises the development, manufacture, distribution, marketing and sale of prescription pharmaceuticals; and
(b)	Consumer Health: comprises the development, manufacture, distribution, marketing and sale of over‑the‑counter pharmaceuticals and consumer health products.

Innovation Platform and Prescription Drugs businesses under the Commercial Platform are primarily located in the PRC. The locations for Consumer Health business under the Commercial Platform are further segregated into the PRC and Hong Kong.

The performance of the reportable segments is assessed based on three measurements: (a) losses or earnings of subsidiaries before interest income, interest expense, income tax expenses and equity in earnings of equity investees, net of tax (“Adjusted (LBIT)/EBIT” or “Adjusted LBIT”),  (b) equity in earnings of equity investees, net of tax and (c) operating (loss)/profit.

The segment information is as follows:

	Six Months Ended June 30, 2019
	Innovation
	Platform	Commercial Platform
	Drug	Prescription
	R&D	Drugs	Consumer Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Revenue from external customers	12,017	72,618	6,192	11,370	90,180	—	102,197
Adjusted (LBIT)/EBIT	(64,231)	2,191	464	971	3,626	(10,069)	(70,674)
Interest income	205	30	16	2	48	2,808	3,061
Equity in earnings of equity investees, net of tax	176	21,027	6,105	—	27,132	—	27,308
Operating (loss)/profit	(63,850)	23,248	6,585	973	30,806	(7,261)	(40,305)
Interest expense	—	—	—	—	—	688	688
Income tax expense	120	624	138	142	904	1,438	2,462
Net (loss)/income attributable to the Company	(63,813)	21,815	5,542	385	27,742	(9,298)	(45,369)
Depreciation/amortization	2,191	80	11	45	136	78	2,405
Additions to non-current assets (other than financial instruments and deferred tax assets)	3,300	2,624	9	3	2,636	7	5,943

	As at June 30, 2019
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Total assets	97,488	134,002	65,790	11,626	211,418	186,308	495,214
Property, plant and equipment	16,317	347	69	345	761	591	17,669
Right-of-use assets	2,753	2,381	34	463	2,878	1,161	6,792
Leasehold land	1,157	—	—	—	—	—	1,157
Goodwill	—	2,779	407	—	3,186	—	3,186
Other intangible asset	—	315	—	—	315	—	315
Investments in equity investees	8,689	78,593	59,695	—	138,288	—	146,977

	Six Months Ended June 30, 2018
	Innovation
	Platform	Commercial Platform
	Drug	Prescription
	R&D	Drugs	Consumer Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Revenue from external customers	13,624	67,950	6,559	14,056	88,565	—	102,189
Adjusted (LBIT)/EBIT	(50,718)	3,457	456	1,584	5,497	(7,619)	(52,840)
Interest income	26	23	7	32	62	2,701	2,789
Equity in earnings of equity investees, net of tax	(2,349)	19,408	5,991	—	25,399	—	23,050
Operating (loss)/profit	(53,041)	22,888	6,454	1,616	30,958	(4,918)	(27,001)
Interest expense	—	—	—	39	39	405	444
Income tax expense	20	813	124	264	1,201	1,459	2,680
Net (loss)/income attributable to the Company	(52,930)	20,768	5,497	649	26,914	(6,675)	(32,691)
Depreciation/amortization	1,584	68	12	10	90	14	1,688
Additions to non-current assets (other than financial instruments and deferred tax assets)	1,564	5	7	14	26	5	1,595

	As at December 31, 2018
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Total assets	100,388	118,445	67,352	11,686	197,483	234,247	532,118
Property, plant and equipment	15,223	204	71	418	693	700	16,616
Leasehold land	1,174	—	—	—	—	—	1,174
Goodwill	—	2,779	407	—	3,186	—	3,186
Other intangible asset	—	347	—	—	347	—	347
Investments in equity investees	8,514	68,812	60,992	—	129,804	—	138,318

Revenue from external customers is after elimination of inter-segment sales. Sales between segments are carried out at mutually agreed terms.

There was one customer which accounted for over 10% of the Group’s revenue for the six months ended June 30, 2019 and 2018 respectively.

Unallocated expenses mainly represent corporate expenses which include corporate employee benefit expenses and the relevant share-based compensation expenses. Unallocated assets mainly comprise cash and cash equivalents and short-term investments.

A reconciliation of Adjusted LBIT to net loss is as follows:

	Six Months Ended
	June 30,
	2019	2018
	(in US$’000)
Adjusted LBIT	(70,674)	(52,840)
Interest income	3,061	2,789
Equity in earnings of equity investees, net of tax	27,308	23,050
Interest expense	(688)	(444)
Income tax expense	(2,462)	(2,680)
Net loss	(43,455)	(30,125)